Financial Risk Management_Financial Assets At Fair Value Through Profit Or Loss And Financial Investments Excluding Equity Securities That Are Exposed To Credit Risk Per IAS 39(Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Securities Excluding Equity Securities Line Items [Line Items]
Securities excluding equity securities	₩ 84,601,943
Securities that are neither past due nor impaired
Securities Excluding Equity Securities Line Items [Line Items]
Securities excluding equity securities	84,597,074
Impaired securities
Securities Excluding Equity Securities Line Items [Line Items]
Securities excluding equity securities	₩ 4,869